Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	pt1_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

PROSHARES TRUST

ProShares RAFI Long/Short

ProShares Morningstar Alternatives Solution ETF

Supplement dated April 18, 2016

to each fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

As of March 1, 2016, ProShares RAFI Long/Short's investment objective is as follows: The Fund seeks investment results, before fees and expenses, that track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index.

All references to the RAFI US Equity Long/Short Index are removed and replaced with references to the FTSE RAFI US 1000 Long/Short Total Return Index (the "Index").

The description of the Fund's Principal Investment Strategies and the description of the RAFI US Equity Long/Short Index are replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in securities and derivatives that ProShare Advisors believes, in combination, should track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index (the "Index"). The Index (Bloomberg Ticker: "FR10LSTR") allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. To be "long" means to hold or have long exposure to an asset with the expectation that its value will increase over time. To be "short" means to sell or have short exposure to an asset with the expectation that it will fall in value.

The long positions of the Index consist of the equity securities in the FTSE RAFI US 1000 Total Return Index (the "Long Index"), and the short positions of the Index consist of short-positions in the securities included in the Russell 1000 Total Return Index (the "Short Index"). The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. The Index seeks to capitalize on a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities. By obtaining long exposure to a non-capitalization weighted "fundamental" index and short exposure to a market capitalization weighted index in an equal dollar amount, the Index, and therefore the Fund, seeks to deliver the difference in performance (outperformance or underperformance) between the fundamentally weighted index and the market capitalization weighted index. In general, when fundamental weighting is outperforming capitalization weighting, the Index, and therefore the Fund, will have positive performance and vice-versa. The Fund may be an appropriate investment for investors who believe that, over time, fundamental indexes tend to have better performance than capitalization-weighted indexes.

The following replaces the corresponding information in the Summary Prospectus and Statutory Prospectus:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
Investment Advisory Fees	0.75%
Other Expenses	0.59%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.34%
Fee Waiver/Reimbursement*	-0.39%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

* ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2017. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$386	$697	$1,579

INVESTMENT RESULTS

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting ProShares.com.

Annual Returns as of December 31 each year*

Best Quarter (ended 12/31/2012): 5.50%

Worst Quarter (ended 9/30/2011): -5.96%

* As of 3/31/2106, the year to date return for ProShares RAFI Long/Short is 0.96%.

AVERAGE ANNUAL TOTAL RETURNS

As of December 31, 2015	Five Year	One Year	Since Inception	Inception Date
Before Taxes	-0.08%	-6.66%	0.61%	12/2/2010
After Taxes on Distributions	-0.33%	-7.01%	0.36%	–
After Taxes on Distributions and Sale of Shares	-0.02%	-3.48%	0.51%	–
RAFI U.S. Equity Long/Short Index*#	1.10%	-5.77%	1.84%	–
FTSE RAFI US 1000 Long/Short Total Return Index#+	-0.43%	-3.28%	-0.22%	–

* On February 29, 2016, the Fund's underlying index changed from the RAFI U.S. Equity Long/Short Index to the FTSE RAFI US 1000 Long/Short Total Return Index.

# Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

+ Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.

ProShares RAFI Long/Short
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt1_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

PROSHARES TRUST

ProShares RAFI Long/Short

ProShares Morningstar Alternatives Solution ETF

Supplement dated April 18, 2016

to each fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

As of March 1, 2016, ProShares RAFI Long/Short's investment objective is as follows: The Fund seeks investment results, before fees and expenses, that track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index.

All references to the RAFI US Equity Long/Short Index are removed and replaced with references to the FTSE RAFI US 1000 Long/Short Total Return Index (the "Index").

The description of the Fund's Principal Investment Strategies and the description of the RAFI US Equity Long/Short Index are replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in securities and derivatives that ProShare Advisors believes, in combination, should track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index (the "Index"). The Index (Bloomberg Ticker: "FR10LSTR") allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. To be "long" means to hold or have long exposure to an asset with the expectation that its value will increase over time. To be "short" means to sell or have short exposure to an asset with the expectation that it will fall in value.

The long positions of the Index consist of the equity securities in the FTSE RAFI US 1000 Total Return Index (the "Long Index"), and the short positions of the Index consist of short-positions in the securities included in the Russell 1000 Total Return Index (the "Short Index"). The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. The Index seeks to capitalize on a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities. By obtaining long exposure to a non-capitalization weighted "fundamental" index and short exposure to a market capitalization weighted index in an equal dollar amount, the Index, and therefore the Fund, seeks to deliver the difference in performance (outperformance or underperformance) between the fundamentally weighted index and the market capitalization weighted index. In general, when fundamental weighting is outperforming capitalization weighting, the Index, and therefore the Fund, will have positive performance and vice-versa. The Fund may be an appropriate investment for investors who believe that, over time, fundamental indexes tend to have better performance than capitalization-weighted indexes.

The following replaces the corresponding information in the Summary Prospectus and Statutory Prospectus:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
Investment Advisory Fees	0.75%
Other Expenses	0.59%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.34%
Fee Waiver/Reimbursement*	-0.39%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

* ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2017. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$386	$697	$1,579

INVESTMENT RESULTS

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting ProShares.com.

Annual Returns as of December 31 each year*

Best Quarter (ended 12/31/2012): 5.50%

Worst Quarter (ended 9/30/2011): -5.96%

* As of 3/31/2106, the year to date return for ProShares RAFI Long/Short is 0.96%.

AVERAGE ANNUAL TOTAL RETURNS

As of December 31, 2015	Five Year	One Year	Since Inception	Inception Date
Before Taxes	-0.08%	-6.66%	0.61%	12/2/2010
After Taxes on Distributions	-0.33%	-7.01%	0.36%	–
After Taxes on Distributions and Sale of Shares	-0.02%	-3.48%	0.51%	–
RAFI U.S. Equity Long/Short Index*#	1.10%	-5.77%	1.84%	–
FTSE RAFI US 1000 Long/Short Total Return Index#+	-0.43%	-3.28%	-0.22%	–

* On February 29, 2016, the Fund's underlying index changed from the RAFI U.S. Equity Long/Short Index to the FTSE RAFI US 1000 Long/Short Total Return Index.

# Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

+ Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results, before fees and expenses, that track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProShare Advisors believes, in combination, should track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index (the "Index"). The Index (Bloomberg Ticker: "FR10LSTR") allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. To be "long" means to hold or have long exposure to an asset with the expectation that its value will increase over time. To be "short" means to sell or have short exposure to an asset with the expectation that it will fall in value.

		The long positions of the Index consist of the equity securities in the FTSE RAFI US 1000 Total Return Index (the "Long Index"), and the short positions of the Index consist of short-positions in the securities included in the Russell 1000 Total Return Index (the "Short Index"). The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. The Index seeks to capitalize on a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities. By obtaining long exposure to a non-capitalization weighted "fundamental" index and short exposure to a market capitalization weighted index in an equal dollar amount, the Index, and therefore the Fund, seeks to deliver the difference in performance (outperformance or underperformance) between the fundamentally weighted index and the market capitalization weighted index. In general, when fundamental weighting is outperforming capitalization weighting, the Index, and therefore the Fund, will have positive performance and vice-versa. The Fund may be an appropriate investment for investors who believe that, over time, fundamental indexes tend to have better performance than capitalization-weighted indexes.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ProShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2012): 5.50% Worst Quarter (ended 9/30/2011): -5.96%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS As of December 31, 2015
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On February 29, 2016, the Fund's underlying index changed from the RAFI U.S. Equity Long/Short Index to the FTSE RAFI US 1000 Long/Short Total Return Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
ProShares RAFI Long/Short | ProShares RAFI Long/Short
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.34%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	386
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	$ 1,579
2011	rr_AnnualReturn2011	(6.46%)	[2]
2012	rr_AnnualReturn2012	2.59%	[2]
2013	rr_AnnualReturn2013	10.76%	[2]
2014	rr_AnnualReturn2014	0.38%	[2]
2015	rr_AnnualReturn2015	(6.66%)	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.96%)
One Year	rr_AverageAnnualReturnYear01	(6.66%)
Five Year	rr_AverageAnnualReturnYear05	(0.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2010
ProShares RAFI Long/Short | After Taxes on Distributions | ProShares RAFI Long/Short
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.01%)
Five Year	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
ProShares RAFI Long/Short | After Taxes on Distributions and Sale of Shares | ProShares RAFI Long/Short
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.48%)
Five Year	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
ProShares RAFI Long/Short | RAFI U.S. Equity Long/Short Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.77%)	[3],[4]
Five Year	rr_AverageAnnualReturnYear05	1.10%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%	[3],[4]
ProShares RAFI Long/Short | FTSE RAFI US 1000 Long/Short Total Return Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.28%)	[4],[5]
Five Year	rr_AverageAnnualReturnYear05	(0.43%)	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)	[4],[5]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2017. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	As of 3/31/2106, the year to date return for ProShares RAFI Long/Short is 0.96%.
[3]	On February 29, 2016, the Fund's underlying index changed from the RAFI U.S. Equity Long/Short Index to the FTSE RAFI US 1000 Long/Short Total Return Index.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[5]	Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.